Offerings	Mar. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance under the Registrant's Amended and Restated 2021 Equity Incentive Plan
Amount Registered | shares	2,357,285
Proposed Maximum Offering Price per Unit	3.94
Maximum Aggregate Offering Price	$ 9,287,702.9
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,282.64
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), this registration statement (the “
Registration
Statement
”) shall also cover any additional shares of the Registrant’s common stock, par value $0.0001 per share (“
Common Stock
”) that
become issuable under the Registrant’s Amended and Restated 2021 Equity Incentive Plan (the “
2021 Plan
”) or the Registrant’s 2021 Employee Stock Purchase Plan (the “
2021 ESPP
”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration or conversion of the Registrant’s Common Stock that increases the number of outstanding shares of Common Stock.

(2)
Represents an automatic increase of 2,357,285 shares of Common Stock reserved for issuance pursuant to future awards under the 2021 Plan as a result of the annual evergreen increase under the 2021 Plan.

(4)
Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $3.94, which is the average of the high and low prices of shares of Common Stock on The Nasdaq Capital Market (“
Nasdaq
”) on March 9, 2026 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission (the “
SEC
”)).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance under the Registrant's 2021 Employee Stock Purchase Plan
Amount Registered | shares	471,457
Proposed Maximum Offering Price per Unit	3.35
Maximum Aggregate Offering Price	$ 1,579,380.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 218.12
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), this registration statement (the “
Registration
Statement
”) shall also cover any additional shares of the Registrant’s common stock, par value $0.0001 per share (“
Common Stock
”) that
become issuable under the Registrant’s Amended and Restated 2021 Equity Incentive Plan (the “
2021 Plan
”) or the Registrant’s 2021 Employee Stock Purchase Plan (the “
2021 ESPP
”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration or conversion of the Registrant’s Common Stock that increases the number of outstanding shares of Common Stock.

(3)	Represents an automatic increase of 471,457 shares of Common Stock reserved for issuance pursuant to the 2021 ESPP as a result of the annual evergreen increase under the 2021 ESPP.
(5)
Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $3.35, which is 85% of the average of the high and low prices of shares of Common Stock on Nasdaq on March 9, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC). Pursuant to the 2021 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the common stock on (i) the first trading day of the offering period or (ii) the exercise date.